Business Combinations (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Summary of Determination of Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the final fair value of the assets acquired and liabilities assumed:

(millions of dollars)
Cash and cash equivalents	5
Property, plant and equipment	221
Intangible assets	1
Regulatory assets	50
Goodwill	157
Working capital	(2)
Long-term debt	(186)
Pension and post-employment benefit liabilities, net	(5)
Deferred income taxes	(15)
226